Operating segments	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
Operating segments	Operating segments
Operating segments are disclosed based on internal information that is used by the chief operating decision maker to allocate resources and to assess performance. The chief operating decision-maker, responsible for allocating resources, evaluating the performance of the operating segments and responsible for making strategic decisions for the Group, is the CEO, together with the Board of Directors.
Profit by operating segment
Each operating segment is composed of one or more legal entities. The measurement of profit by operating segment takes into account all revenues and expenses recognized by the companies that make up each segment.
Transactions between segments are carried out in terms and rates compatible with those practiced with third parties, where applicable. The Group does not have any customer accounting for more than 10% of its total net revenue.
a.Banking & Spending
This segment includes banking products and services such as current accounts, debit and credit cards, deposits, loans, advances to customers, debt collection activities and other services provided to customers, mainly through Inter app. The segment also includes foreign exchange services, remittances of funds between countries, including the Global Account digital solution, card payment solutions (including Inter Pag), together with the investment funds consolidated by the Group.
b.Investments
This segment is responsible for operations related to the acquisition, sale and custody of securities, the structuring and distribution of securities in the capital market and operations related to the management of fund portfolios and other assets (purchase, sale, risk management). Revenues consist primarily of administration fees and commissions charged to investors for the rendering of such services.
c.Insurance Brokerage
This segment offers insurance products underwritten by insurance companies with which Inter has an agreement (‘partner insurance companies’), including warranties, life, property and automobile insurance and pension products, as well as consortium products provided by a third party with whom Inter has a commercial agreement. The income from brokerage commissions is recognized in the income statement when services are provided, that is, when the performance obligation is fulfilled upon sale to the customer.
d.Inter Shop
This segment includes sales of goods and/or services to Inter’s clients through our digital platform in partnership with other companies. The segment income basically comprises commissions received for sales and/or for the rendering of these services.
Segment information

	As of and for December 31, 2024
	Banking & Spending	Investments	Insurance Brokerage	Inter Shop	Total of reportable segments	Others	Eliminations	Consolidated
Interest income	4,985,979	11,400	—	82,275	5,079,654	66,397	(6,838)	5,139,213
Interest expenses	(3,360,985)	(11,772)	—	—	(3,372,757)	(5,769)	66,888	(3,311,638)
Income from securities, derivatives and foreign exchange	2,510,861	92,745	4,165	33,435	2,641,206	48,937	(60,974)	2,629,169
Net interest income and income from securities, derivatives and foreign exchange	4,135,855	92,373	4,165	115,710	4,348,103	109,565	(924)	4,456,744

Net revenues from services and commissions	1,236,722	135,281	196,399	178,720	1,747,122	35,579	(29,421)	1,753,280
Expenses from services and commissions (a)	(73,881)	—	(58,854)	(10,685)	(143,420)	(10)	—	(143,430)
Other revenues	348,005	28,027	46,671	38,356	461,059	209,846	(337,334)	333,571
Revenues	5,646,701	255,681	188,381	322,101	6,412,864	354,980	(367,679)	6,400,165

Impairment losses on financial assets	(1,797,731)	—	—	—	(1,797,731)	(1,721)	—	(1,799,452)
Administrative expenses	(1,606,421)	(73,573)	(9,554)	(55,767)	(1,745,315)	(32,256)	8,516	(1,769,055)
Personnel expenses	(732,862)	(75,396)	(23,479)	(49,825)	(881,562)	(77,106)	20,907	(937,761)
Tax expenses	(306,839)	(17,538)	(20,910)	(56,193)	(401,480)	(75,557)	—	(477,037)
Depreciation and amortization	(190,890)	(6,123)	(1,756)	(9,750)	(208,519)	(310)	—	(208,829)
Share of the profit or loss of associates and joint ventures accounted for using the equity method	(2,480)	—	—	—	(2,480)	—	—	(2,480)
Profit before income tax	1,009,478	83,051	132,682	150,566	1,375,777	168,030	(338,256)	1,205,550

Income tax	(82,444)	(26,049)	(41,618)	(89,541)	(239,652)	6,943	—	(232,709)

Profit for the year	927,034	57,002	91,064	61,025	1,136,125	174,973	(338,256)	972,841

Total assets	75,189,468	834,510	339,776	566,010	76,929,764	2,240,421	(2,711,755)	76,458,430
Total liabilities	67,353,349	407,083	148,221	558,571	68,467,224	829,357	(1,910,458)	67,386,123
Total equity	7,836,119	427,427	191,555	7,439	8,462,540	1,411,064	(801,297)	9,072,307

(a)    In the Insurance Brokerage segment, it considers the provision for cancelled sales.

	As of and for December 31, 2023
	Banking & Spending	Investments	Insurance Brokerage	Inter Shop	Total of reportable segments	Others	Eliminations	Consolidated
Interest income	4,500,962	17,915	—	39,075	4,557,952	7,093	(15,218)	4,549,827
Interest expenses	(2,868,962)	(30,466)	—	—	(2,899,428)	(13,649)	25,504	(2,887,573)
Income from securities, derivatives and foreign exchange	1,554,592	51,302	2,083	34,461	1,642,438	2,391	(10,286)	1,634,543
Net interest income and income from securities, derivatives and foreign exchange	3,186,592	38,751	2,083	73,536	3,300,962	(4,165)	—	3,296,797

Net revenues from services and commissions	919,740	100,379	121,278	155,537	1,296,934	7,448	—	1,304,382
Expenses from services and commissions	(135,301)	(253)	—	(4)	(135,558)	(24)	—	(135,582)
Other revenues	367,995	18,444	49,798	25,511	461,748	5,241	(180,010)	286,979
Revenues	4,339,026	157,321	173,159	254,580	4,924,086	8,500	(180,010)	4,752,576

Impairment losses on financial assets	(1,534,297)	—	—	(6,013)	(1,540,310)	(1,274)	—	(1,541,584)
Administrative expenses	(1,266,642)	(69,331)	(47,679)	(59,662)	(1,443,314)	(18,034)	—	(1,461,348)
Personnel expenses	(641,813)	(70,498)	(18,945)	(37,611)	(768,867)	(21,872)	—	(790,739)
Tax expenses	(249,029)	(12,917)	(15,723)	(35,137)	(312,806)	(13,778)	—	(326,584)
Depreciation and amortization	(145,077)	(5,022)	(1,045)	(9,095)	(160,239)	(201)	—	(160,440)
Share of the profit or loss of associates and joint ventures accounted for using the equity method	(32,040)	—	—	—	(32,040)	—	—	(32,040)
Profit / (loss) before income tax	470,128	(447)	89,767	107,062	666,510	(46,659)	(180,010)	439,841

Income tax	(6,950)	3,046	(30,380)	(52,623)	(86,907)	(674)	—	(87,581)

Profit / (loss) for the year	463,178	2,599	59,387	54,439	579,603	(47,333)	(180,010)	352,260

Total assets	60,102,556	570,182	211,213	337,810	61,221,761	96,447	(966,411)	60,351,797
Total liabilities	52,501,608	326,926	96,198	141,600	53,066,332	(19,167)	(292,059)	52,755,106
Total equity	7,600,948	243,256	115,015	196,210	8,155,429	115,614	(674,352)	7,596,691

	As of and for December 31, 2022
	Banking & Spending	Investments	Insurance Brokerage	Inter Shop	Total of reportable segments	Others	Eliminations	Consolidated
Interest income	2,717,951	4,901	26	11	2,722,889	96,533	(16,764)	2,802,658
Interest expenses	(1,903,112)	(17,228)	(99)	—	(1,920,439)	(71,042)	18,631	(1,972,850)
Income from securities, derivatives and foreign exchange	1,635,486	25,075	1,330	17,313	1,679,204	68,987	(142,790)	1,605,401
Net interest income and income from securities, derivatives and foreign exchange	2,450,325	12,748	1,257	17,324	2,481,654	94,478	(140,923)	2,435,209

Net revenues from services and commissions	499,708	87,078	81,903	291,953	960,642	8,969	(1,572)	968,039
Expenses from services and commissions	(123,873)	(1)	—	(4)	(123,878)	(6,927)	1,572	(129,233)
Other revenues	401,401	25,349	47,393	58,082	532,225	12,078	(255,621)	288,682
Revenues	3,227,561	125,174	130,553	367,355	3,850,643	108,598	(396,544)	3,562,697

Impairment losses on financial assets	(1,083,538)	855	—	—	(1,082,683)	(554)	—	(1,083,237)
Administrative expenses	(1,366,394)	(39,513)	(11,476)	(61,922)	(1,479,305)	(15,179)	—	(1,494,484)
Personnel expenses	(685,072)	(15,575)	(8,278)	(19,087)	(728,012)	(5,593)	—	(733,605)
Tax expenses	(206,239)	(8,719)	(13,548)	(20,082)	(248,588)	—	—	(248,588)
Depreciation and amortization	(155,840)	(2,780)	(616)	(4,615)	(163,851)	(121)	—	(163,972)
Share of the profit or loss of associates and joint ventures accounted for using the equity method	(17,384)	—	—	—	(17,384)	—	—	(17,384)
Profit / (loss) before income tax	(286,906)	59,442	96,635	261,649	130,820	87,151	(396,544)	(178,573)

Income tax	249,311	(17,052)	(31,473)	(56,369)	144,417	20,077	—	164,494

Profit / (loss) for the year	(37,595)	42,390	65,162	205,280	275,237	107,228	(396,544)	(14,079)

Total assets	46,473,673	464,654	148,411	490,752	47,577,490	22,199,379	(23,433,769)	46,343,100
Total liabilities	39,353,463	380,246	93,001	183,568	40,010,278	159,782	(916,064)	39,253,996
Total equity	7,120,210	84,408	55,410	307,184	7,567,212	22,039,597	(22,517,705)	7,089,104